Reportable Segments (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reportable Segments Details [Abstract]
Interest expense									$ (375,000,000)	$ (401,000,000)	$ (433,000,000)
Interest income									8,000,000	5,000,000	5,000,000
Net loss on early extinguishment of debt									0	(32,000,000)	0
Other items, net									7,000,000	7,000,000	(12,000,000)
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies									2,665,000,000	2,357,000,000	1,983,000,000
(Provision) benefit for income taxes									(878,000,000)	(812,000,000)	(681,000,000)
Equity in loss of investee companies, net of tax									(49,000,000)	(37,000,000)	(39,000,000)
Net earnings (loss) from continuing operations	422,000,000	431,000,000	435,000,000	450,000,000	375,000,000	362,000,000	402,000,000	369,000,000	1,738,000,000	1,508,000,000	1,263,000,000
Net earnings (loss) from discontinued operations, net of tax (Note 3)									141,000,000	66,000,000	42,000,000
Net earnings (loss)	470,000,000	494,000,000	472,000,000	443,000,000	393,000,000	391,000,000	427,000,000	363,000,000	1,879,000,000	1,574,000,000	1,305,000,000
Reportable Segments [Line Items]
Revenues	3,571,000,000	3,302,000,000	3,369,000,000	3,763,000,000	3,363,000,000	2,943,000,000	3,001,000,000	3,513,000,000	14,005,000,000	12,820,000,000	12,381,000,000
Segment OIBDA	808,000,000	834,000,000	848,000,000	845,000,000	774,000,000	800,000,000	808,000,000	732,000,000	3,335,000,000	3,114,000,000	2,778,000,000
Operating income (loss)	715,000,000	764,000,000	775,000,000	771,000,000	676,000,000	727,000,000	730,000,000	645,000,000	3,025,000,000	2,778,000,000	2,423,000,000
Depreciation and amortization	73,000,000	70,000,000	73,000,000	74,000,000	79,000,000	73,000,000	78,000,000	76,000,000	290,000,000	306,000,000	313,000,000
Restructuring charges									(20,000,000)	(19,000,000)	(42,000,000)
Impairment charges									0	(11,000,000)	0
Stock-based compensation									222,000,000	147,000,000	134,000,000
Capital expenditures									212,000,000	200,000,000	199,000,000
Assets	26,387,000,000				26,466,000,000				26,387,000,000	26,466,000,000
Long-lived assets	20,702,000,000				20,572,000,000				20,702,000,000	20,572,000,000
Revenues by Type:
Advertising									7,525,000,000	7,191,000,000	7,145,000,000
Content licensing and distribution revenues									3,997,000,000	3,468,000,000	3,236,000,000
Affiliate and subscription fees									2,221,000,000	1,921,000,000	1,762,000,000
Other Revenues									262,000,000	240,000,000	238,000,000
United States [Member]
Reportable Segments [Line Items]
Revenues									12,178,000,000	11,275,000,000	11,024,000,000
Long-lived assets	20,169,000,000				19,850,000,000				20,169,000,000	19,850,000,000
International [Member]
Reportable Segments [Line Items]
Revenues									1,827,000,000	1,545,000,000	1,357,000,000
Long-lived assets	533,000,000				722,000,000				533,000,000	722,000,000
Operating Segments [Member] | Entertainment Segment [Member]
Reportable Segments [Line Items]
Revenues	2,214,000,000	1,884,000,000	2,008,000,000	2,539,000,000	1,989,000,000	1,680,000,000	1,707,000,000	2,318,000,000	8,645,000,000	7,694,000,000	7,457,000,000
Segment OIBDA	418,000,000	431,000,000	429,000,000	480,000,000	328,000,000	384,000,000	426,000,000	411,000,000	1,758,000,000	1,549,000,000	1,431,000,000
Operating income (loss)	368,000,000	394,000,000	391,000,000	440,000,000	280,000,000	346,000,000	385,000,000	370,000,000	1,593,000,000	1,381,000,000	1,231,000,000
Depreciation and amortization									153,000,000	161,000,000	160,000,000
Restructuring charges									(12,000,000)	(7,000,000)
Stock-based compensation									56,000,000	49,000,000	45,000,000
Capital expenditures									101,000,000	92,000,000	94,000,000
Assets	9,657,000,000				9,023,000,000				9,657,000,000	9,023,000,000
Operating Segments [Member] | Cable Networks Segment [Member]
Reportable Segments [Line Items]
Revenues	477,000,000	596,000,000	518,000,000	478,000,000	438,000,000	436,000,000	446,000,000	452,000,000	2,069,000,000	1,772,000,000	1,621,000,000
Segment OIBDA	199,000,000	261,000,000	207,000,000	231,000,000	185,000,000	227,000,000	190,000,000	209,000,000	898,000,000	811,000,000	707,000,000
Operating income (loss)	193,000,000	255,000,000	202,000,000	227,000,000	176,000,000	221,000,000	184,000,000	204,000,000	877,000,000	785,000,000	684,000,000
Depreciation and amortization									20,000,000	26,000,000	23,000,000
Restructuring charges									(1,000,000)
Stock-based compensation									8,000,000	6,000,000	4,000,000
Capital expenditures									16,000,000	18,000,000	15,000,000
Assets	1,968,000,000				1,750,000,000				1,968,000,000	1,750,000,000
Operating Segments [Member] | Publishing Segment [Member]
Reportable Segments [Line Items]
Revenues	225,000,000	224,000,000	189,000,000	171,000,000	215,000,000	210,000,000	189,000,000	176,000,000	809,000,000	790,000,000	787,000,000
Segment OIBDA	37,000,000	43,000,000	21,000,000	12,000,000	31,000,000	39,000,000	9,000,000	10,000,000	113,000,000	89,000,000	92,000,000
Operating income (loss)	35,000,000	41,000,000	20,000,000	10,000,000	27,000,000	38,000,000	7,000,000	8,000,000	106,000,000	80,000,000	83,000,000
Depreciation and amortization									6,000,000	6,000,000	7,000,000
Restructuring charges									(1,000,000)	(3,000,000)
Stock-based compensation									4,000,000	3,000,000	3,000,000
Capital expenditures									4,000,000	5,000,000	7,000,000
Assets	1,026,000,000				1,033,000,000				1,026,000,000	1,033,000,000
Operating Segments [Member] | Local Broadcasting Segment [Member]
Reportable Segments [Line Items]
Revenues	719,000,000	641,000,000	698,000,000	638,000,000	787,000,000	661,000,000	704,000,000	622,000,000	2,696,000,000	2,774,000,000	2,689,000,000
Segment OIBDA	263,000,000	181,000,000	255,000,000	199,000,000	325,000,000	213,000,000	248,000,000	171,000,000	898,000,000	957,000,000	849,000,000
Operating income (loss)	236,000,000	161,000,000	234,000,000	176,000,000	295,000,000	190,000,000	225,000,000	138,000,000	807,000,000	848,000,000	750,000,000
Depreciation and amortization									86,000,000	90,000,000	99,000,000
Restructuring charges									(5,000,000)	(8,000,000)
Stock-based compensation									27,000,000	24,000,000	22,000,000
Capital expenditures									64,000,000	64,000,000	69,000,000
Assets	9,600,000,000				9,614,000,000				9,600,000,000	9,614,000,000
Corporate [Member]
Reportable Segments [Line Items]
Segment OIBDA	(109,000,000)	(82,000,000)	(64,000,000)	(77,000,000)	(95,000,000)	(63,000,000)	(65,000,000)	(69,000,000)	(332,000,000)	(292,000,000)	(301,000,000)
Operating income (loss)	(117,000,000)	(87,000,000)	(72,000,000)	(82,000,000)	(102,000,000)	(68,000,000)	(71,000,000)	(75,000,000)	(358,000,000)	(316,000,000)	(325,000,000)
Depreciation and amortization									25,000,000	23,000,000	24,000,000
Restructuring charges									(1,000,000)	(1,000,000)
Stock-based compensation									127,000,000	65,000,000	60,000,000
Capital expenditures									27,000,000	21,000,000	14,000,000
Assets	661,000,000				1,053,000,000				661,000,000	1,053,000,000
Corporate And Eliminations [Member]
Reportable Segments [Line Items]
Revenues	(64,000,000)	(43,000,000)	(44,000,000)	(63,000,000)	(66,000,000)	(44,000,000)	(45,000,000)	(55,000,000)	(214,000,000)	(210,000,000)	(173,000,000)
Intersegment Eliminations [Member]
Reportable Segments [Line Items]
Revenues									(225,000,000)	(222,000,000)	(181,000,000)
Intersegment Eliminations [Member] | Entertainment Segment [Member]
Reportable Segments [Line Items]
Revenues									(208,000,000)	(203,000,000)	(160,000,000)
Intersegment Eliminations [Member] | Cable Networks Segment [Member]
Reportable Segments [Line Items]
Revenues									0	0	(1,000,000)
Intersegment Eliminations [Member] | Local Broadcasting Segment [Member]
Reportable Segments [Line Items]
Revenues									(17,000,000)	(19,000,000)	(20,000,000)
Discontinued Operations [Member]
Reportable Segments [Line Items]
Assets	3,475,000,000				3,993,000,000				3,475,000,000	3,993,000,000
Segment reconciling items [Member]
Reportable Segments [Line Items]
Restructuring charges	(20,000,000)	0	0	0	(19,000,000)	0	0	0	(20,000,000)	(19,000,000)	(42,000,000)
Impairment charges					$ 0	$ 0	$ 0	$ (11,000,000)	$ 0	$ (11,000,000)	$ 0